CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS - Activity During Period (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Separate account balances	$ 13,648	$ 12,378
Guaranteed amount payable with GMDB reserve	38	43	$ 46
Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement)
Beginning balance	43	46	44
Great West beginning balance	0	0	7
Incurred guarantee benefits	0	2	(1)
Less: Paid guarantee benefits	5	5	4
Ending balance	$ 38	$ 43	$ 46
Annuity account | CALIC
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Average attained age of contract holders	69 years	69 years
Percentage of variable annuity business reinsured	100.00%
Annuity account | Acquisitions | CALIC
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Guaranteed amount payable	$ 6	$ 6
Guaranteed minimum death benefits (GMDB) | Annuity account
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Interest rate at which last anniversary date account value is compounded (as a percent)	5.00%
Separate account balances	$ 14,600	14,800
Mean investment performance (as a percent)	6.73%
Average discount rate (as a percent)	4.85%
Guaranteed amount payable	$ 85	126
Guaranteed amount payable with GMDB reserve	$ 38	$ 43
Average attained age of contract holders	73 years	72 years
Activity relating to GMDB reserves (excluding those 100% reinsured under the Modco agreement)
Beginning balance	$ 43
Ending balance	38	$ 43
Guaranteed living withdrawal benefits (GLWB) | Annuity account
CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS
Separate account balances	$ 9,200	$ 8,900